Other current and non-current assets - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Prepaid insurance expenses	€ 200	€ 1,300
Prepaid expenses of licenses and software	4,500	500
Other assets	2,336	950
Non-current prepayments	4,678	636
Current prepaid maintenance expenses	500	800
Non current prepayment of licensing agreement	4,200
Non Current Prepayment Of Maintenance Expense	300
Receivables From Capital Gains Tax [Member]
Disclosure of subsidiaries [line items]
Other assets	300	300
Receivables From Lease Incentive [Member]
Disclosure of subsidiaries [line items]
Other Assets Lease Incentive Receivable	1,100
Celgene Switzerland LLC And Genmab AS [Member]
Disclosure of subsidiaries [line items]
Current Incremental cost for collaboration agreement	500	€ 700
Non-current prepayments	€ 200